Taxes on Income (Details) - Schedule of effective income tax rate reconciliation - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of effective income tax rate reconciliation [Abstract]
Income (loss) before taxes, as reported in the consolidated statements of operations		$ 15,392	$ (3,231)	$ 10,911
Theoretical tax expense (benefit) at the Israeli statutory tax rate		3,540	(741)	2,510
Tax adjustment in respect of different tax rate of foreign subsidiaries		309	(94)	151
Non-deductible expenses and other permanent differences		(1,808)	(278)	77
Stock based compensation		355	1,485	1,247
Beneficiary enterprise benefits	[1]	(560)	(68)	(3,935)
Increase (decrease) in other uncertain tax positions		(2,037)	1,318	713
Other		66	(70)	(19)
Actual tax expense (benefit)		$ (135)	$ 1,552	$ 744
(*) Basic and diluted earnings per share amounts of the benefit resulting from the “Beneficiary Enterprise” status (in Dollars per share)	[1]	$ 0.01	$ 0	$ 0.1

[1]	Basic and diluted earnings per share amounts of the benefit resulting from the “Beneficiary Enterprise” status